UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

Steven I. Koszalka

Intermediate Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Intermediate Bond Fund of America® Semi-annual report for the six months ended February 28, 2018

Investing for income
and stability.

Intermediate Bond Fund of America seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2018 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge	–2.92%	0.09%	1.62%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.62% for Class A shares as of the prospectus dated November 1, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

A positive economic backdrop allowed the Federal Reserve to continue to tighten policy during the first half of Intermediate Bond Fund of America’s fiscal year. Rates rose across the yield curve and inflation began to tick-up modestly. For the six-month period ended February 28, 2018, the fund declined by 1.87%.

By comparison, the Bloomberg Barclays U.S. Government/Credit 1–7 Years ex BBB Index, a broad measure of the market in which the fund invests, lost 1.76%. Meanwhile, the Lipper Short-Intermediate Investment-Grade Debt Funds Average fell 1.01%. This peer group measure includes some funds that, unlike this fund, hold below investment-grade bonds (rated BB/Ba and below) such as high-yield corporate debt. Results for other time periods are shown in the table below.

Investors who reinvested monthly dividends totaling nearly 8 cents a share earned an income return of 0.58% over the past six months. For those who took their dividends in cash, the figure was also 0.58%. The fund’s share price fell from $13.49 to $13.16.

Bond market overview

The Fed has moved forward with monetary policy tightening, beginning to shrink its balance sheet in October and in December hiking rates for the fifth time since 2015. As the global economy expands broadly in synch, the U.S. is adding fiscal stimulus through measures including the Tax Cuts and Jobs Act, passed in December, and a federal budget that increases spending.

Results at a glance

For periods ended February 28, 2018, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	10 years	Lifetime[1]

Intermediate Bond Fund of America (Class A shares)	–1.87%	–0.56%	0.41%	0.55%	1.77%	4.55%
Bloomberg Barclays U.S. Government/Credit 1–7 Years ex BBB Index[2]	–1.76	–0.25	0.72	0.86	2.21	5.20
Lipper Short-Intermediate Investment-Grade Debt Funds Average[3]	–1.01	0.43	0.98	0.96	2.67	5.19

[1]	Since February 19, 1988.
[2]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[3]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Source: Thomson Reuters Lipper.

Intermediate Bond Fund of America	1

U.S. inflation has also begun rising recently, after hitting a soft spot last summer. This is due in part to wages seeing better growth, a usual feature of very low unemployment.

Monetary policy tightening is beginning to look more synchronized globally, with the European Central Bank and Bank of England both moving away from expansionary policy. The realization of a potential impact of higher rates, as well as other uncertainties, led the period of extraordinarily low market volatility to come to an end in late January.

In the fourth quarter of 2017, most bond sectors saw positive returns. However, higher yields, especially in bonds with one- to five-year maturities, created a head-wind for bond prices. The three-year Treasury yield rose 96 basis points to end the period at 2.42%. Credit also weakened modestly with corporate bond spreads to Treasuries beginning to rise from very tight levels in January on a historical basis.

Inside the portfolio

The fund’s decline over this period can be mainly attributed to the sharp increase in interest rates, which also led to a benchmark loss. The fund slightly lagged the index largely due to managers anticipating that the yield curve would steepen, meaning that longer term rates would rise relative to shorter term rates. Instead, short-term rates rose more sharply. Our managers maintain their original view, however, as factors such as rising volatility and Treasury supply could cause a relatively steeper rise in longer term rates.

On duration, which represents the fund’s sensitivity to changes in interest rates, managers were positioned shorter than the index, which helped relative results because rates increased. The fund’s duration rose modestly over the period, but remains slightly short compared to the benchmark. To manage duration and curve positioning, the fund used both cash bonds and derivatives. These financial instruments, including interest rate swaps and futures, can provide protection when interest rates move contrary to what managers expect or can express managers’ interest rate expectations in a lower cost manner than buying additional bonds. Derivatives were used primarily to shift interest rate exposure away from longer maturities and toward intermediate maturities. Credit default swaps were also used to manage credit risk.

The portfolio’s Treasury Inflation-Protected Securities (TIPS) provided a positive contribution, as inflation expectations rose. Managers continue to see value in TIPS, as factors like fiscal stimulus amid strong growth skew inflation risk to the upside. The fund’s corporate exposure increased to nearly 27% from 21%, as managers saw opportunities to enhance return. Managers continued to cut exposure to mortgage-backed securities, which fell to about 9% from 12%. The sector appears expensive and higher rates often have a negative impact on mortgages.

2	Intermediate Bond Fund of America

Looking ahead

Global economic expansion and fiscal stimulus should keep U.S. growth robust through 2019. Over this period, unemployment should remain low, fostering additional wage growth. Fiscal tailwinds amid already-strong growth and other factors like recent U.S. dollar weakening should lead inflation to remain near or even to drift above 2%.

All this should keep the Fed’s normalization plans on-course, with at least three rate hikes occurring in 2018. Other global central banks are also likely to tighten this year. Monetary and fiscal uncertainties should keep market volatility higher than the very low levels seen through the end of 2017.

In this environment, managers are cautious on credit but will selectively pursue high-quality, attractively priced securities. Since rates are likely to continue to rise gradually, perhaps by even more than the market anticipates, managers are aiming to keep interest rate risk low relative to the benchmark.

The fund’s loss over this period was expected, given the steep rise in interest rates; however, such rapid rates increases are not typical. Higher yields did provide the fund’s investors a positive: over the period, the fund’s yield-to-worst — the lowest yield that can be realized by selling on one of the available call/put dates or holding to maturity — increased 64 basis points to 2.82%. Potentially higher market volatility also underscores the need for a balanced portfolio with a fund like Intermediate Bond Fund of America that seeks to diversify equities.

We appreciate your support and look forward to reporting to you again in six months.

Cordially,

Mark A. Brett

President

April 12, 2018

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2018, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.33%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.19%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Intermediate Bond Fund of America	3

Summary investment portfolio February 28, 2018	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	51.36%
AAA/Aaa	16.62
AA/Aa	9.22
A/A	13.86
BBB/Baa	6.02
Unrated	.40
Other	.07
Short-term securities & other assets less liabilities	2.45
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 97.54%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 50.44%
U.S. Treasury 45.05%
U.S. Treasury 1.125% 2019	$100,000	$99,055
U.S. Treasury 1.50% 2019	542,500	535,746
U.S. Treasury 1.625% 2019	197,850	196,344
U.S. Treasury 1.625% 2019	191,650	189,523
U.S. Treasury 1.875% 2019	267,000	265,275
U.S. Treasury 1.25% 2020[1]	245,500	240,902
U.S. Treasury 1.375% 2020	198,750	194,876
U.S. Treasury 1.375% 2020	150,000	146,895
U.S. Treasury 1.375% 2020	117,156	114,147
U.S. Treasury 1.50% 2020	131,700	129,344
U.S. Treasury 1.625% 2020	80,000	78,380
U.S. Treasury 1.625% 2020	72,000	70,800

4	Intermediate Bond Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury 1.75% 2020	$365,940	$359,478
U.S. Treasury 1.75% 2020	138,920	136,660
U.S. Treasury 2.00% 2020	144,430	142,939
U.S. Treasury 1.125% 2021[1]	245,000	235,773
U.S. Treasury 1.125% 2021	93,876	89,526
U.S. Treasury 1.375% 2021	255,220	247,752
U.S. Treasury 1.75% 2021	150,000	145,782
U.S. Treasury 2.00% 2021	75,000	73,708
U.S. Treasury 1.75% 2022	250,000	241,455
U.S. Treasury 1.875% 2022	416,000	404,202
U.S. Treasury 1.875% 2022	300,252	290,505
U.S. Treasury 1.875% 2022	173,400	168,659
U.S. Treasury 2.00% 2022	526,400	511,698
U.S. Treasury 2.125% 2022	70,000	68,349
U.S. Treasury 1.50% 2023	72,620	68,700
U.S. Treasury 1.625% 2023	64,756	61,429
U.S. Treasury 2.375% 2023	230,500	227,600
U.S. Treasury 2.125% 2024	437,625	420,291
U.S. Treasury 2.50% 2024	122,000	120,232
U.S. Treasury 1.13%–8.75% 2019–2027	1,159,879	1,140,303
		7,416,328

U.S. Treasury inflation-protected securities 5.39%
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	78,014	77,320
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	76,028	74,844
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	120,437	117,184
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	92,608	92,844
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	103,753	103,184
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	77,563	75,128
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	175,694	168,183
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	89,913	98,277
U.S. Treasury Inflation-Protected Securities 0.38%–2.13% 2027–2046[2]	82,069	81,051
		888,015
Total U.S. Treasury bonds & notes		8,304,343

Corporate bonds & notes 26.67%
Financials 9.17%
Other securities		1,509,056

Other 17.50%
Other securities		2,881,599

Total corporate bonds & notes		4,390,655

Mortgage-backed obligations 9.21%
Federal agency mortgage-backed obligations 8.37%
Fannie Mae 3.00% 2033[3,4]	215,000	214,127
Fannie Mae 3.50% 2033[3,4]	94,200	95,642
Fannie Mae 3.50% 2037[3]	72,899	73,876
Fannie Mae 3.50% 2046[3]	66,133	66,176
Fannie Mae 0%–11.02% 2025–2048[3,4,5]	367,954	373,707
Freddie Mac 4.00% 2048[3,4]	85,600	87,553
Freddie Mac 0%–7.50% 2023–2049[3,4,5]	380,449	382,026
Other securities		85,781
		1,378,888

Intermediate Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed (privately originated) 0.84%
Other securities		$138,184

Total mortgage-backed obligations		1,517,072

Bonds & notes of governments & government agencies outside the U.S. 5.61%
Other securities		923,577

Asset-backed obligations 4.47%
Other securities		735,510

Federal agency bonds & notes 0.92%
Fannie Mae 1.25%–2.13% 2018–2026	$65,230	63,034
Federal Home Loan Bank 1.75% 2018	89,000	88,783
		151,817
Municipals 0.22%
Other securities		35,893

Total bonds, notes & other debt instruments (cost: $16,339,913,000)		16,058,867

Preferred securities 0.01%
Financials 0.01%
Other securities		2,408

Total preferred securities (cost: $3,985,000)		2,408

Short-term securities 5.70%
CAFCO, LLC 1.75% due 3/21/2018[6]	23,500	23,478
Ciesco LLC 1.75%–1.85% due 4/2/2018–7/16/2018[6]	62,100	61,858
Federal Home Loan Bank 1.31%–1.60% due 3/2/2018–4/26/2018	350,100	349,641
Freddie Mac 1.40% due 3/20/2018	100,000	99,920
U.S. Treasury Bills 1.54% due 4/12/2018	35,000	34,938
United Parcel Service Inc. 1.30%–1.45% due 3/1/2018–3/21/2018[6]	75,000	74,975
Wal-Mart Stores, Inc. 1.55% due 3/12/2018[6]	75,000	74,962
Other securities		218,047

Total short-term securities (cost: $937,888,000)		937,819
Total investment securities 103.25% (cost: $17,281,786,000)		16,999,094
Other assets less liabilities (3.25)%		(535,542)

Net assets 100.00%		$16,463,552

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $13,904,000, which represented .08% of the net assets of the fund.

6	Intermediate Bond Fund of America

Futures contracts

		Number of		Notional amount [7]	Value at 2/28/2018 [8]	Unrealized appreciation (depreciation) at 2/28/2018
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
10 Year U.S. Treasury Note Futures	Long	96	June 2018	$9,600	$11,525	$14
20 Year U.S. Treasury Bond Futures	Short	40	June 2018	(4,000)	(5,738)	(5)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,302	June 2018	(130,200)	(202,949)	(1,067)
10 Year Ultra U.S. Treasury Note Futures	Short	1,645	June 2018	(164,500)	(210,663)	(375)
5 Year U.S. Treasury Note Futures	Long	34,981	July 2018	3,498,100	3,985,374	(4,520)
2 Year U.S. Treasury Note Futures	Long	5,220	July 2018	1,044,000	1,109,087	(534)
90 Day Euro Dollar Futures	Short	3,200	March 2019	(800,000)	(779,080)	1,617
90 Day Euro Dollar Futures	Short	2,900	December 2019	(725,000)	(704,337)	502
						$(4,368)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/28/2018 (000)
3-month USD-LIBOR	1.7667%	11/14/2026	$ 35,000	$2,968	$—	$2,968
3-month USD-LIBOR	2.258%	12/5/2026	75,000	3,525	—	3,525
3-month USD-LIBOR	2.4705%	12/19/2026	80,000	2,436	—	2,436
3-month USD-LIBOR	2.331%	1/26/2027	50,000	2,091	—	2,091
3-month USD-LIBOR	2.4605%	1/30/2027	75,000	2,362	—	2,362
3-month USD-LIBOR	2.2955%	10/2/2027	75,000	3,677	—	3,677
3-month USD-LIBOR	2.4275%	10/31/2027	68,700	2,597	—	2,597
3-month USD-LIBOR	2.4515%	12/21/2027	35,000	1,292	—	1,292
3-month USD-LIBOR	2.8715%	2/6/2028	72,000	29	—	29
3-month USD-LIBOR	2.9265%	2/16/2028	69,500	(302)	—	(302)
3-month USD-LIBOR	2.5595%	5/11/2037	35,000	2,153	—	2,153
3-month USD-LIBOR	2.482%	7/3/2037	35,000	2,587	—	2,587
3-month USD-LIBOR	2.556%	11/3/2037	38,000	2,411	—	2,411
3-month USD-LIBOR	3.238%	8/8/2044	15,000	(805)	—	(805)
3-month USD-LIBOR	2.7045%	1/2/2045	41,000	2,007	—	2,007
3-month USD-LIBOR	2.454%	1/15/2045	24,000	2,336	—	2,336
3-month USD-LIBOR	2.58245%	11/5/2045	120,000	8,803	—	8,803
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	788	—	788
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	1,501	—	1,501
3-month USD-LIBOR	2.59125%	12/16/2045	36,000	2,593	—	2,593
U.S. EFFR	2.166%	10/23/2047	20,000	1,583	—	1,583
U.S. EFFR	2.172%	11/8/2047	50,000	3,898	—	3,898
U.S. EFFR	2.145%	11/9/2047	61,400	5,133	—	5,133
U.S. EFFR	2.153%	11/10/2047	61,500	5,038	—	5,038
U.S. EFFR	2.155%	11/10/2047	34,550	2,816	—	2,816

Intermediate Bond Fund of America	7

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/28/2018 (000)
U.S. EFFR	2.17%	11/13/2047	$ 62,550	$4,903	$—	$4,903
U.S. EFFR	2.5635%	2/12/2048	105,651	(421)	—	(421)
					$—	$67,999

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 2/28/2018 (000)	Upfront payments (000)	Unrealized appreciation at 2/28/2018 (000)
CDX.NA.IG.29	1.00%/Quarterly	12/20/2022	$800,000	$(15,635)	$(16,788)	$1,153

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $157,999,000, which represented .96% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,649,797,000, which represented 16.09% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Federal Funds Effective Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

8	Intermediate Bond Fund of America

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2018	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $17,281,786)		$16,999,094
Cash		8,825
Receivables for:
Sales of investments	$502,926
Sales of fund’s shares	21,744
Variation margin on futures contracts	3,304
Variation margin on swap contracts	501
Interest	73,524	601,999
		17,609,918
Liabilities:
Payables for:
Purchases of investments	1,114,452
Repurchases of fund’s shares	15,881
Dividends on fund’s shares	252
Investment advisory services	2,517
Services provided by related parties	3,509
Trustees’ deferred compensation	313
Variation margin on futures contracts	2,706
Variation margin on swap contracts	6,271
Other	465	1,146,366
Net assets at February 28, 2018		$16,463,552

Net assets consist of:
Capital paid in on shares of beneficial interest		$16,845,975
Undistributed net investment income		20,171
Accumulated net realized loss		(184,686)
Net unrealized depreciation		(217,908)
Net assets at February 28, 2018		$16,463,552

See Notes to Financial Statements

Intermediate Bond Fund of America	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,250,937 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$7,335,254	557,328	$13.16
Class C	64,905	4,933	13.16
Class T	10	1	13.16
Class F-1	169,632	12,888	13.16
Class F-2	941,930	71,567	13.16
Class F-3	395,513	30,062	13.16
Class 529-A	421,212	32,004	13.16
Class 529-C	25,084	1,907	13.16
Class 529-E	16,945	1,288	13.16
Class 529-T	10	1	13.16
Class 529-F-1	93,822	7,129	13.16
Class R-1	6,632	504	13.16
Class R-2	99,467	7,561	13.16
Class R-2E	4,289	326	13.15
Class R-3	136,968	10,407	13.16
Class R-4	127,628	9,697	13.16
Class R-5E	292	22	13.16
Class R-5	37,121	2,820	13.16
Class R-6	6,586,838	500,492	13.16

See Notes to Financial Statements

10	Intermediate Bond Fund of America

Statement of operations	unaudited
for the six months ended February 28, 2018	(dollars in thousands)

Investment income:
Income:
Interest	$158,489
Dividends	51	$158,540
Fees and expenses*:
Investment advisory services	15,846
Distribution services	12,059
Transfer agent services	6,002
Administrative services	2,484
Reports to shareholders	310
Registration statement and prospectus	701
Trustees’ compensation	74
Auditing and legal	8
Custodian	29
Other	259
Total fees and expenses before waivers/reimbursements	37,772
Less waivers/reimbursements of fees and expenses:
Investment advisory services waiver	46
Transfer agent services reimbursement	— †
Total fees and expenses after waivers/reimbursements		37,726
Net investment income		120,814

Net realized loss and unrealized depreciation:
Net realized loss on:
Investments in unaffiliated issuers	(33,313)
Futures contracts	(123,735)
Swap contracts	(1,479)	(158,527)
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers	(375,566)
Futures contracts	(10,300)
Swap contracts	132,886	(252,980)
Net realized loss and unrealized depreciation		(411,507)

Net decrease in net assets resulting from operations		$(290,693)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

Intermediate Bond Fund of America	11

Statements of changes in net assets
(dollars in thousands)

	Six months ended February 28, 2018*	Year ended August 31, 2017
Operations:
Net investment income	$120,814	$173,852
Net realized loss	(158,527)	(33,825)
Net unrealized (depreciation) appreciation	(252,980)	10,353
Net (decrease) increase in net assets resulting from operations	(290,693)	150,380

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(105,091)	(159,383)
Distributions from net realized gain on investments	—	(76,275)
Total dividends and distributions paid or accrued to shareholders	(105,091)	(235,658)

Net capital share transactions	1,772,685	2,460,840

Total increase in net assets	1,376,901	2,375,562

Net assets:
Beginning of period	15,086,651	12,711,089
End of period (including undistributed net investment income: $20,171 and $4,448, respectively)	$16,463,552	$15,086,651

*	Unaudited.

See Notes to Financial Statements

12	Intermediate Bond Fund of America

Notes to financial statements	unaudited

1. Organization

Intermediate Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years†
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.
†	Effective December 1, 2017.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

Intermediate Bond Fund of America	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close

14	Intermediate Bond Fund of America

of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Interest

Intermediate Bond Fund of America	15

rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

16	Intermediate Bond Fund of America

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$8,304,343	$—	$8,304,343
Corporate bonds & notes	—	4,385,240	5,415	4,390,655
Mortgage-backed obligations	—	1,517,072	—	1,517,072
Bonds & notes of governments & government agencies outside the U.S.	—	923,577	—	923,577
Asset-backed obligations	—	735,510	—	735,510
Federal agency bonds & notes	—	151,817	—	151,817
Municipals	—	35,893	—	35,893
Preferred securities	—	2,408	—	2,408
Short-term securities	—	937,819	—	937,819
Total	$—	$16,993,679	$5,415	$16,999,094

Intermediate Bond Fund of America	17

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,133	$—	$—	$2,133
Unrealized appreciation on interest rate swaps	—	69,527	—	69,527
Unrealized appreciation on credit default swaps	—	1,153	—	1,153
Liabilities:
Unrealized depreciation on futures contracts	(6,501)	—	—	(6,501)
Unrealized depreciation on interest rate swaps	—	(1,528)	—	(1,528)
Total	$(4,368)	$69,152	$—	$64,784

*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

18	Intermediate Bond Fund of America

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar

Intermediate Bond Fund of America	19

securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess

20	Intermediate Bond Fund of America

of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

Intermediate Bond Fund of America	21

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $5,103,235,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $11,167,054,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

22	Intermediate Bond Fund of America

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $950,000,000.

Intermediate Bond Fund of America	23

The following tables present the financial statement impacts resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the six months ended, February 28, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Net unrealized appreciation*	$2,133	Net unrealized depreciation*	$6,501
Swaps	Interest	Net unrealized appreciation*	69,527	Net unrealized depreciation*	1,528
Swaps	Credit	Net unrealized appreciation*	1,153	Net unrealized depreciation*	—
			$72,813		$8,029

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(123,735)	Net unrealized depreciation on futures contracts	$(10,300)
Swaps	Interest	Net realized gain on swap contracts	3,403	Net unrealized appreciation on swap contracts	127,733
Swaps	Credit	Net realized loss on swap contracts	(4,882)	Net unrealized appreciation on swap contracts	5,153
			$(125,214)		$122,586

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral due to its use of futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation.

24	Intermediate Bond Fund of America

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$151
Capital loss carryforward*	(16,276)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of February 28, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$86,147
Gross unrealized depreciation on investments	(306,931)
Net unrealized depreciation on investments	(220,784)
Cost of investments	17,284,662

Intermediate Bond Fund of America	25

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended February 28, 2018					Year ended August 31, 2017
Share class	Ordinary income		Long-term capital gains	Total dividends paid or accrued		Ordinary income		Long-term capital gains		Total dividends and distributions paid or accrued
Class A	$43,417		$—	$43,417		$104,414		$15,406		$119,820
Class B1						10		4		14
Class C	142		—	142		612		197		809
Class T2	—	[3]	—	—	[3]	—	[3]	—		—	[3]
Class F-1	1,001		—	1,001		3,163		504		3,667
Class F-2	5,959		—	5,959		12,366		1,561		13,927
Class F-3[4]	2,740		—	2,740		1,332		—		1,332
Class 529-A	2,245		—	2,245		5,239		809		6,048
Class 529-B1						1		1		2
Class 529-C	80		—	80		419		138		557
Class 529-E	79		—	79		215		39		254
Class 529-T2	—	[3]	—	—	[3]	—	[3]	—		—	[3]
Class 529-F-1	616		—	616		1,370		182		1,552
Class R-1	15		—	15		60		20		80
Class R-2	216		—	216		789		247		1,036
Class R-2E	15		—	15		28		6		34
Class R-3	613		—	613		1,720		329		2,049
Class R-4	759		—	759		1,748		252		2,000
Class R-5E	1		—	1		—	[3]	—	[3]	—	[3]
Class R-5	274		—	274		625		79		704
Class R-6	46,919		—	46,919		73,828		7,945		81,773
Total	$105,091		$—	$105,091		$207,939		$27,719		$235,658

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing

26	Intermediate Bond Fund of America

rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. During the six months ended February 28, 2018, CRMC voluntarily reduced the investment advisory services fee to a proposed annualized rate of 0.130% on such assets in excess of $15 billion. For the six months ended February 28, 2018, total investment advisory services fees waived by CRMC were $46,000. As a result, the fee of $15,846,000 shown on the statement of operations, which was equivalent to an annualized rate of 0.201% of average daily net assets, was reduced to $15,800,000, which was equivalent to an annualized rate of 0.200% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder

Intermediate Bond Fund of America	27

communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% of average daily net assets and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

28	Intermediate Bond Fund of America

For the six months ended February 28, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$9,830	$4,624		$367		Not applicable
Class C	343	44		17		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	222	144		45		Not applicable
Class F-2	Not applicable	470		208		Not applicable
Class F-3	Not applicable	17		89		Not applicable
Class 529-A	465	224		99		$133
Class 529-C	224	31		12		15
Class 529-E	42	4		4		6
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	52		23		30
Class R-1	35	5		2		Not applicable
Class R-2	375	185		25		Not applicable
Class R-2E	13	5		1		Not applicable
Class R-3	350	116		35		Not applicable
Class R-4	160	69		32		Not applicable
Class R-5E	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	10		9		Not applicable
Class R-6	Not applicable	2		1,516		Not applicable
Total class-specific expenses	$12,059	$6,002		$2,484		$184

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $74,000 in the fund’s statement of operations reflects $44,000 in current fees (either paid in cash or deferred) and a net increase of $30,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Intermediate Bond Fund of America	29

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2018.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2018

Class A	$990,652	74,253	$42,621		3,203		$(906,430)	(67,975)	$126,843	9,481
Class C	10,082	757	140		11		(17,653)	(1,324)	(7,431)	(556)
Class T	—	—	—		—		—	—	—	—
Class F-1	18,258	1,367	972		73		(33,012)	(2,474)	(13,782)	(1,034)
Class F-2	337,005	25,291	5,839		439		(134,670)	(10,109)	208,174	15,621
Class F-3	126,470	9,483	2,622		197		(52,360)	(3,924)	76,732	5,756
Class 529-A	96,267	7,218	2,227		168		(48,773)	(3,659)	49,721	3,727
Class 529-C	7,134	534	79		6		(42,872)	(3,216)	(35,659)	(2,676)
Class 529-E	2,581	194	79		6		(2,505)	(188)	155	12
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	14,823	1,113	613		46		(9,035)	(678)	6,401	481
Class R-1	639	48	15		1		(1,080)	(81)	(426)	(32)
Class R-2	15,024	1,128	214		16		(18,776)	(1,407)	(3,538)	(263)
Class R-2E	908	68	15		1		(233)	(18)	690	51
Class R-3	21,940	1,644	606		45		(27,532)	(2,063)	(4,986)	(374)
Class R-4	25,509	1,913	751		56		(26,879)	(2,016)	(619)	(47)
Class R-5E	311	23	1		—	[2]	(26)	(2)	286	21
Class R-5	7,910	593	272		20		(7,651)	(574)	531	39
Class R-6	1,507,708	112,770	46,914		3,527		(185,029)	(13,930)	1,369,593	102,367
Total net increase (decrease)	$3,183,221	238,397	$103,980		7,815		$(1,514,516)	(113,638)	$1,772,685	132,574

30	Intermediate Bond Fund of America

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2017

Class A	$1,976,510	146,978	$117,618		8,774		$(1,975,676)	(146,953)	$118,452	8,799
Class B3	122	9	13		1		(3,983)	(296)	(3,848)	(286)
Class C	18,837	1,399	801		60		(48,805)	(3,631)	(29,167)	(2,172)
Class T4	10	1	—		—		—	—	10	1
Class F-1	51,844	3,854	3,595		268		(123,775)	(9,214)	(68,336)	(5,092)
Class F-2	848,100	63,015	13,412		1,000		(680,486)	(50,639)	181,026	13,376
Class F-3[5]	366,591	27,308	1,203		90		(41,546)	(3,092)	326,248	24,306
Class 529-A	87,020	6,470	6,031		450		(88,171)	(6,564)	4,880	356
Class 529-B3	44	3	2		—	[2]	(487)	(36)	(441)	(33)
Class 529-C	14,371	1,069	556		41		(19,557)	(1,456)	(4,630)	(346)
Class 529-E	2,819	209	253		19		(4,935)	(367)	(1,863)	(139)
Class 529-T4	10	1	—	[2]	—	[2]	—	—	10	1
Class 529-F-1	24,336	1,812	1,547		115		(19,416)	(1,445)	6,467	482
Class R-1	1,608	119	80		6		(3,923)	(292)	(2,235)	(167)
Class R-2	28,031	2,085	1,030		77		(40,328)	(3,003)	(11,267)	(841)
Class R-2E	1,721	128	35		3		(459)	(34)	1,297	97
Class R-3	48,424	3,599	2,032		152		(53,880)	(4,013)	(3,424)	(262)
Class R-4	61,064	4,535	1,991		149		(48,703)	(3,615)	14,352	1,069
Class R-5E	—	—	—		—		—	—	—	—
Class R-5	16,796	1,247	698		52		(13,472)	(1,004)	4,022	295
Class R-6	2,120,231	157,877	81,713		6,091		(272,657)	(20,174)	1,929,287	143,794
Total net increase (decrease)	$5,668,489	421,718	$232,610		17,348		$(3,440,259)	(255,828)	$2,460,840	183,238

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $10,786,340,000 and $14,528,629,000, respectively, during the six months ended February 28, 2018.

Intermediate Bond Fund of America	31

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations

Class A:
2/28/2018[4,5]	$13.49	$.09	$(.34)	$(.25)
8/31/2017	13.59	.16	(.04)	.12
8/31/2016	13.53	.15	.11	.26
8/31/2015	13.56	.15	(.01)	.14
8/31/2014	13.40	.17	.16	.33
8/31/2013	13.79	.17	(.37)	(.20)

Class C:
2/28/2018[4,5]	13.49	.04	(.34)	(.30)
8/31/2017	13.59	.05	(.03)	.02
8/31/2016	13.53	.05	.11	.16
8/31/2015	13.56	.04	(.01)	.03
8/31/2014	13.40	.07	.16	.23
8/31/2013	13.79	.06	(.37)	(.31)

Class T:
2/28/2018[4,5]	13.49	.11	(.34)	(.23)
8/31/2017[4,10]	13.38	.08	.10	.18

Class F-1:
2/28/2018[4,5]	13.49	.08	(.34)	(.26)
8/31/2017	13.59	.15	(.03)	.12
8/31/2016	13.53	.14	.11	.25
8/31/2015	13.56	.14	(.01)	.13
8/31/2014	13.40	.17	.16	.33
8/31/2013	13.79	.17	(.37)	(.20)

Class F-2:
2/28/2018[4,5]	13.49	.10	(.34)	(.24)
8/31/2017	13.59	.19	(.03)	.16
8/31/2016	13.53	.18	.11	.29
8/31/2015	13.56	.18	(.01)	.17
8/31/2014	13.40	.21	.16	.37
8/31/2013	13.79	.20	(.37)	(.17)

Class F-3:
2/28/2018[4,5]	13.49	.11	(.34)	(.23)
8/31/2017[4,11]	13.36	.13	.12	.25

32	Intermediate Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.08)	$—	$(.08)	$13.16	(1.87)%[6]	$7,335		.62%[7]		.62%[7]		1.39%[7]
(.14)	(.08)	(.22)	13.49	.93	7,391		.61		.61		1.17
(.17)	(.03)	(.20)	13.59	1.95	7,327		.61		.61		1.09
(.17)	—	(.17)	13.53	1.02	6,650		.61		.61		1.12
(.17)	—	(.17)	13.56	2.50	6,296		.61		.61		1.29
(.19)	—	(.19)	13.40	(1.46)	6,416		.60		.60		1.26

(.03)	—	(.03)	13.16	(2.24)[6]	65		1.39	[7]	1.39	[7]	.61	[7]
(.04)	(.08)	(.12)	13.49	.17	74		1.39		1.39		.38
(.07)	(.03)	(.10)	13.59	1.17	104		1.39		1.39		.30
(.06)	—	(.06)	13.53	.24	116		1.39		1.39		.32
(.07)	—	(.07)	13.56	1.70	146		1.40		1.40		.50
(.08)	—	(.08)	13.40	(2.24)	203		1.40		1.40		.47

(.10)	—	(.10)	13.16	(1.74)[6,8]	—	[9]	.37	[7,8]	.37	[7,8]	1.64	[7,8]
(.07)	—	(.07)	13.49	1.36 [6,8]	—	[9]	.16	[6,8]	.16	[6,8]	.60	[6,8]

(.07)	—	(.07)	13.16	(1.90)[6]	170		.68	[7]	.68	[7]	1.33	[7]
(.14)	(.08)	(.22)	13.49	.87	188		.67		.67		1.10
(.16)	(.03)	(.19)	13.59	1.90	258		.66		.66		1.05
(.16)	—	(.16)	13.53	.97	225		.66		.66		1.07
(.17)	—	(.17)	13.56	2.46	317		.65		.65		1.25
(.19)	—	(.19)	13.40	(1.49)	574		.64		.64		1.23

(.09)	—	(.09)	13.16	(1.75)[6]	942		.38	[7]	.38	[7]	1.63	[7]
(.18)	(.08)	(.26)	13.49	1.17	755		.38		.38		1.41
(.20)	(.03)	(.23)	13.59	2.19	579		.37		.37		1.37
(.20)	—	(.20)	13.53	1.25	294		.39		.39		1.35
(.21)	—	(.21)	13.56	2.74	542		.37		.37		1.51
(.22)	—	(.22)	13.40	(1.24)	172		.39		.39		1.49

(.10)	—	(.10)	13.16	(1.70)[6]	396		.27	[7]	.27	[7]	1.73	[7]
(.12)	—	(.12)	13.49	1.85 [6]	328		.27	[7]	.27	[7]	1.64	[7]

See end of table for footnotes.

Intermediate Bond Fund of America	33

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations

Class 529-A:
2/28/2018[4,5]	$13.49	$.08	$(.34)	$(.26)
8/31/2017	13.59	.15	(.03)	.12
8/31/2016	13.53	.14	.11	.25
8/31/2015	13.56	.14	(.01)	.13
8/31/2014	13.40	.16	.16	.32
8/31/2013	13.79	.16	(.37)	(.21)

Class 529-C:
2/28/2018[4,5]	13.48	.04	(.34)	(.30)
8/31/2017	13.59	.05	(.04)	.01
8/31/2016	13.53	.04	.11	.15
8/31/2015	13.56	.03	(.01)	.02
8/31/2014	13.40	.06	.16	.22
8/31/2013	13.79	.05	(.37)	(.32)

Class 529-E:
2/28/2018[4,5]	13.49	.07	(.34)	(.27)
8/31/2017	13.59	.12	(.03)	.09
8/31/2016	13.53	.11	.11	.22
8/31/2015	13.56	.11	(.01)	.10
8/31/2014	13.40	.13	.16	.29
8/31/2013	13.79	.13	(.37)	(.24)

Class 529-T:
2/28/2018[4,5]	13.49	.10	(.34)	(.24)
8/31/2017[4,10]	13.38	.08	.10	.18

Class 529-F-1:
2/28/2018[4,5]	13.49	.10	(.34)	(.24)
8/31/2017	13.59	.18	(.03)	.15
8/31/2016	13.53	.17	.11	.28
8/31/2015	13.56	.17	(.01)	.16
8/31/2014	13.40	.19	.16	.35
8/31/2013	13.79	.19	(.37)	(.18)

Class R-1:
2/28/2018[4,5]	13.49	.04	(.34)	(.30)
8/31/2017	13.59	.05	(.03)	.02
8/31/2016	13.53	.05	.11	.16
8/31/2015	13.56	.04	(.01)	.03
8/31/2014	13.40	.07	.16	.23
8/31/2013	13.79	.06	(.37)	(.31)

34	Intermediate Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.07)	$—	$(.07)	$13.16	(1.90)%[6]	$421		.68%[7]		.68%[7]		1.33%[7]
(.14)	(.08)	(.22)	13.49	.87	381		.67		.67		1.11
(.16)	(.03)	(.19)	13.59	1.86	380		.70		.70		1.00
(.16)	—	(.16)	13.53	.93	362		.70		.70		1.03
(.16)	—	(.16)	13.56	2.41	367		.70		.70		1.19
(.18)	—	(.18)	13.40	(1.55)	385		.70		.70		1.16

(.02)	—	(.02)	13.16	(2.19)[6]	25		1.44	[7]	1.44	[7]	.58	[7]
(.04)	(.08)	(.12)	13.48	.06	62		1.44		1.44		.35
(.06)	(.03)	(.09)	13.59	1.11	67		1.46		1.46		.24
(.05)	—	(.05)	13.53	.17	68		1.46		1.46		.26
(.06)	—	(.06)	13.56	1.62	76		1.47		1.47		.42
(.07)	—	(.07)	13.40	(2.31)	87		1.47		1.47		.40

(.06)	—	(.06)	13.16	(1.99)[6]	17		.87	[7]	.87	[7]	1.13	[7]
(.11)	(.08)	(.19)	13.49	.67	17		.88		.88		.90
(.13)	(.03)	(.16)	13.59	1.66	19		.90		.90		.81
(.13)	—	(.13)	13.53	.72	18		.91		.91		.81
(.13)	—	(.13)	13.56	2.18	18		.92		.92		.97
(.15)	—	(.15)	13.40	(1.78)	19		.93		.93		.93

(.09)	—	(.09)	13.16	(1.78)[6,8]	—	[9]	.44	[7,8]	.44	[7,8]	1.57	[7,8]
(.07)	—	(.07)	13.49	1.34 [6,8]	—	[9]	.17	[6,8]	.17	[6,8]	.59	[6,8]

(.09)	—	(.09)	13.16	(1.79)[6]	94		.45	[7]	.45	[7]	1.56	[7]
(.17)	(.08)	(.25)	13.49	1.10	90		.45		.45		1.34
(.19)	(.03)	(.22)	13.59	2.09	84		.47		.47		1.23
(.19)	—	(.19)	13.53	1.17	79		.47		.47		1.26
(.19)	—	(.19)	13.56	2.64	74		.48		.48		1.42
(.21)	—	(.21)	13.40	(1.33)	76		.47		.47		1.39

(.03)	—	(.03)	13.16	(2.24)[6]	7		1.39	[7]	1.39	[7]	.62	[7]
(.04)	(.08)	(.12)	13.49	.18	7		1.39		1.39		.38
(.07)	(.03)	(.10)	13.59	1.19	10		1.37		1.37		.33
(.06)	—	(.06)	13.53	.25	11		1.38		1.38		.35
(.07)	—	(.07)	13.56	1.70	11		1.39		1.39		.50
(.08)	—	(.08)	13.40	(2.23)	12		1.39		1.39		.48

See end of table for footnotes.

Intermediate Bond Fund of America	35

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations

Class R-2:
2/28/2018[4,5]	$13.48	$.03	$(.32)	$(.29)
8/31/2017	13.59	.05	(.04)	.01
8/31/2016	13.53	.05	.11	.16
8/31/2015	13.56	.04	(.01)	.03
8/31/2014	13.40	.07	.16	.23
8/31/2013	13.79	.07	(.37)	(.30)

Class R-2E:
2/28/2018[4,5]	13.48	.06	(.34)	(.28)
8/31/2017	13.58	.10	(.04)	.06
8/31/2016	13.52	.11	.11	.22
8/31/2015	13.56	.16	(.01)	.15
8/31/2014[4,12]	13.56	—	—	—

Class R-3:
2/28/2018[4,5]	13.49	.07	(.34)	(.27)
8/31/2017	13.59	.11	(.03)	.08
8/31/2016	13.53	.11	.11	.22
8/31/2015	13.56	.11	(.01)	.10
8/31/2014	13.40	.13	.16	.29
8/31/2013	13.79	.12	(.37)	(.25)

Class R-4:
2/28/2018[4,5]	13.49	.09	(.34)	(.25)
8/31/2017	13.59	.16	(.04)	.12
8/31/2016	13.53	.15	.11	.26
8/31/2015	13.56	.15	(.01)	.14
8/31/2014	13.40	.17	.16	.33
8/31/2013	13.79	.17	(.37)	(.20)

Class R-5E:
2/28/2018[4,5]	13.49	.11	(.34)	(.23)
8/31/2017	13.59	.19	(.03)	.16
8/31/2016[4,13]	13.49	.13	.15	.28

Class R-5:
2/28/2018[4,5]	13.49	.11	(.34)	(.23)
8/31/2017	13.59	.20	(.04)	.16
8/31/2016	13.53	.19	.11	.30
8/31/2015	13.56	.19	(.01)	.18
8/31/2014	13.40	.21	.16	.37
8/31/2013	13.79	.21	(.37)	(.16)

36	Intermediate Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.03)	$—	$(.03)	$13.16	(2.16)%[6]	$99		1.38%[7]		1.38%[7]		.63%[7]
(.04)	(.08)	(.12)	13.48	.11	105		1.40		1.40		.38
(.07)	(.03)	(.10)	13.59	1.18	118		1.37		1.37		.32
(.06)	—	(.06)	13.53	.23	118		1.40		1.40		.32
(.07)	—	(.07)	13.56	1.69	128		1.40		1.40		.49
(.09)	—	(.09)	13.40	(2.20)	142		1.36		1.36		.51

(.05)	—	(.05)	13.15	(2.11)[6]	4		1.10	[7]	1.10	[7]	.91	[7]
(.08)	(.08)	(.16)	13.48	.46	4		1.09		1.09		.72
(.13)	(.03)	(.16)	13.58	1.65	2		1.05		1.05		.74
(.19)	—	(.19)	13.52	1.09 [8]	—	[9]	.55	[8]	.55	[8]	1.17	[8]
—	—	—	13.56	—	—	[9]	—		—		—

(.06)	—	(.06)	13.16	(2.02)[6]	137		.93	[7]	.93	[7]	1.08	[7]
(.10)	(.08)	(.18)	13.49	.62	145		.93		.93		.85
(.13)	(.03)	(.16)	13.59	1.63	150		.92		.92		.77
(.13)	—	(.13)	13.53	.70	149		.93		.93		.79
(.13)	—	(.13)	13.56	2.16	153		.95		.95		.94
(.14)	—	(.14)	13.40	(1.79)	161		.95		.95		.92

(.08)	—	(.08)	13.16	(1.87)[6]	128		.62	[7]	.62	[7]	1.38	[7]
(.14)	(.08)	(.22)	13.49	.93	131		.62		.62		1.17
(.17)	(.03)	(.20)	13.59	1.94	118		.62		.62		1.08
(.17)	—	(.17)	13.53	1.02	107		.61		.61		1.11
(.17)	—	(.17)	13.56	2.48	112		.63		.63		1.27
(.19)	—	(.19)	13.40	(1.48)	116		.63		.63		1.24

(.10)	—	(.10)	13.16	(1.74)[6]	—	[9]	.39	[7]	.37	[7]	1.63	[7]
(.18)	(.08)	(.26)	13.49	1.20	—	[9]	.51		.35		1.43
(.15)	(.03)	(.18)	13.59	2.10 [6]	—	[9]	.48	[7]	.48	[7]	1.26	[7]

(.10)	—	(.10)	13.16	(1.73)[6]	37		.32	[7]	.32	[7]	1.68	[7]
(.18)	(.08)	(.26)	13.49	1.23	38		.32		.32		1.47
(.21)	(.03)	(.24)	13.59	2.24	34		.32		.32		1.38
(.21)	—	(.21)	13.53	1.32	30		.32		.32		1.41
(.21)	—	(.21)	13.56	2.79	24		.33		.33		1.57
(.23)	—	(.23)	13.40	(1.18)	42		.33		.33		1.54

See end of table for footnotes.

Intermediate Bond Fund of America	37

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations

Class R-6:
2/28/2018[4,5]	$13.49	$.11	$(.34)	$(.23)
8/31/2017	13.59	.21	(.04)	.17
8/31/2016	13.53	.20	.11	.31
8/31/2015	13.56	.19	(.01)	.18
8/31/2014	13.40	.22	.16	.38
8/31/2013	13.79	.22	(.37)	(.15)

	Six months ended February 28,	Year ended August 31
Portfolio turnover rate for all share classes[14]	2018[4,5,6]	2017	2016	2015	2014	2013

Excluding mortgage dollar roll transactions	48%	78%	92%	96%	Not available

Including mortgage dollar roll transactions	97%	177%	173%	192%	165%	199%

See Notes to Financial Statements

38	Intermediate Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[3]	Ratio of net income to average net assets[3]

$(.10)	$—	$(.10)	$13.16	(1.70)%[6]	$6,587	.27%[7]	.27%[7]	1.74%[7]
(.19)	(.08)	(.27)	13.49	1.28	5,371	.27	.27	1.54
(.22)	(.03)	(.25)	13.59	2.30	3,457	.27	.27	1.45
(.21)	—	(.21)	13.53	1.36	2,704	.27	.27	1.47
(.22)	—	(.22)	13.56	2.84	1,671	.27	.27	1.61
(.24)	—	(.24)	13.40	(1.13)	862	.27	.27	1.58

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

Intermediate Bond Fund of America	39

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2017, through February 28, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

40	Intermediate Bond Fund of America

	Beginning account value 9/1/2017	Ending account value 2/28/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$981.30	$3.05	.62%
Class A – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class C – actual return	1,000.00	977.55	6.82	1.39
Class C – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class T – actual return	1,000.00	982.58	1.82	.37
Class T – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class F-1 – actual return	1,000.00	981.03	3.34	.68
Class F-1 – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class F-2 – actual return	1,000.00	982.49	1.87	.38
Class F-2 – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class F-3 – actual return	1,000.00	982.99	1.33	.27
Class F-3 – assumed 5% return	1,000.00	1,023.46	1.35	.27
Class 529-A – actual return	1,000.00	981.00	3.34	.68
Class 529-A – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 529-C – actual return	1,000.00	978.10	7.06	1.44
Class 529-C – assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class 529-E – actual return	1,000.00	980.06	4.27	.87
Class 529-E – assumed 5% return	1,000.00	1,020.48	4.36	.87
Class 529-T – actual return	1,000.00	982.24	2.16	.44
Class 529-T – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 529-F-1 – actual return	1,000.00	982.13	2.21	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-1 – actual return	1,000.00	977.59	6.82	1.39
Class R-1 – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-2 – actual return	1,000.00	978.37	6.77	1.38
Class R-2 – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2E – actual return	1,000.00	978.94	5.40	1.10
Class R-2E – assumed 5% return	1,000.00	1,019.34	5.51	1.10
Class R-3 – actual return	1,000.00	979.80	4.57	.93
Class R-3 – assumed 5% return	1,000.00	1,020.18	4.66	.93
Class R-4 – actual return	1,000.00	981.29	3.05	.62
Class R-4 – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class R-5E – actual return	1,000.00	982.63	1.82	.37
Class R-5E – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class R-5 – actual return	1,000.00	982.75	1.57	.32
Class R-5 – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class R-6 – actual return	1,000.00	983.03	1.33	.27
Class R-6 – assumed 5% return	1,000.00	1,023.46	1.35	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Intermediate Bond Fund of America	41

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42	Intermediate Bond Fund of America

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Intermediate Bond Fund of America	43

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	Intermediate Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2018, portfolio of Intermediate Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Intermediate Bond Fund of America®

Investment portfolio

February 28, 2018

unaudited

Bonds, notes & other debt instruments 97.54% U.S. Treasury bonds & notes 50.44% U.S. Treasury 45.05%	Principal amount (000)	Value (000)
U.S. Treasury 1.125% 2019	$100,000	$99,055
U.S. Treasury 1.125% 2019	50,000	49,569
U.S. Treasury 1.375% 2019	62,000	61,205
U.S. Treasury 1.50% 2019	542,500	535,746
U.S. Treasury 1.50% 2019	59,000	58,315
U.S. Treasury 1.625% 2019	197,850	196,344
U.S. Treasury 1.625% 2019	191,650	189,523
U.S. Treasury 1.75% 2019	44,000	43,695
U.S. Treasury 1.875% 2019	267,000	265,275
U.S. Treasury 1.25% 20201	245,500	240,902
U.S. Treasury 1.375% 2020	198,750	194,876
U.S. Treasury 1.375% 2020	150,000	146,895
U.S. Treasury 1.375% 2020	117,156	114,147
U.S. Treasury 1.375% 2020	32,500	31,735
U.S. Treasury 1.375% 2020	21,000	20,633
U.S. Treasury 1.50% 2020	131,700	129,344
U.S. Treasury 1.50% 2020	35,840	35,221
U.S. Treasury 1.625% 2020	80,000	78,380
U.S. Treasury 1.625% 2020	72,000	70,800
U.S. Treasury 1.625% 2020	60,650	59,679
U.S. Treasury 1.75% 2020	365,940	359,478
U.S. Treasury 1.75% 2020	138,920	136,660
U.S. Treasury 2.00% 2020	144,430	142,939
U.S. Treasury 8.75% 2020	15,000	17,108
U.S. Treasury 1.125% 20211	245,000	235,773
U.S. Treasury 1.125% 2021	93,876	89,526
U.S. Treasury 1.125% 2021	42,500	40,659
U.S. Treasury 1.25% 2021	40,000	38,588
U.S. Treasury 1.375% 2021	255,220	247,752
U.S. Treasury 1.375% 2021	50,000	48,292
U.S. Treasury 1.75% 2021	150,000	145,782
U.S. Treasury 2.00% 2021	75,000	73,708
U.S. Treasury 2.00% 2021	26,700	26,161
U.S. Treasury 3.625% 2021	5,400	5,586
U.S. Treasury 8.00% 2021	20,000	23,875
U.S. Treasury 1.75% 2022	250,000	241,455
U.S. Treasury 1.75% 2022	50,000	48,256
U.S. Treasury 1.75% 2022	23,300	22,559
U.S. Treasury 1.875% 2022	416,000	404,202
U.S. Treasury 1.875% 2022	300,252	290,505
U.S. Treasury 1.875% 2022	173,400	168,659
U.S. Treasury 1.875% 2022	50,000	48,457
U.S. Treasury 1.875% 2022	5,000	4,867
U.S. Treasury 2.00% 2022	526,400	511,698
U.S. Treasury 2.00% 2022	44,060	42,810
U.S. Treasury 2.125% 2022	70,000	68,349

Intermediate Bond Fund of America — Page 1 of 17

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2023	$72,620	$68,700
U.S. Treasury 1.625% 2023	64,756	61,429
U.S. Treasury 2.375% 2023	230,500	227,600
U.S. Treasury 2.50% 2023	45,244	44,804
U.S. Treasury 2.625% 2023	285	285
U.S. Treasury 7.125% 2023	15,000	18,129
U.S. Treasury 1.875% 2024	19,500	18,468
U.S. Treasury 2.00% 2024	43,000	41,092
U.S. Treasury 2.00% 2024	40,000	38,253
U.S. Treasury 2.125% 2024	437,625	420,291
U.S. Treasury 2.125% 2024	63,000	60,610
U.S. Treasury 2.125% 2024	60,000	57,537
U.S. Treasury 2.125% 2024	21,800	21,053
U.S. Treasury 2.25% 2024	49,600	48,283
U.S. Treasury 2.25% 2024	15,000	14,491
U.S. Treasury 2.50% 2024	122,000	120,232
U.S. Treasury 2.125% 2025	2,500	2,388
U.S. Treasury 2.75% 2025	43,500	43,364
U.S. Treasury 2.25% 2027	4,500	4,276
		7,416,328
U.S. Treasury inflation-protected securities 5.39%
U.S. Treasury Inflation-Protected Security 0.125% 20212	78,014	77,320
U.S. Treasury Inflation-Protected Security 0.125% 20222	76,028	74,844
U.S. Treasury Inflation-Protected Security 0.125% 20242	120,437	117,184
U.S. Treasury Inflation-Protected Security 0.625% 20242	92,608	92,844
U.S. Treasury Inflation-Protected Security 0.625% 20262	103,753	103,184
U.S. Treasury Inflation-Protected Security 0.375% 20272	77,563	75,128
U.S. Treasury Inflation-Protected Security 0.375% 20272	25,195	24,424
U.S. Treasury Inflation-Protected Security 2.125% 20412	1,227	1,536
U.S. Treasury Inflation-Protected Security 0.75% 20422	175,694	168,183
U.S. Treasury Inflation-Protected Security 1.375% 20442	89,913	98,277
U.S. Treasury Inflation-Protected Security 0.75% 20452	14,029	13,273
U.S. Treasury Inflation-Protected Security 1.00% 20462	41,618	41,818
		888,015
Total U.S. Treasury bonds & notes		8,304,343
Corporate bonds & notes 26.67% Financials 9.17%
ABN AMRO Bank NV 2.65% 20213	33,500	33,068
ACE INA Holdings Inc. 2.30% 2020	3,075	3,041
ACE INA Holdings Inc. 2.875% 2022	1,060	1,052
American Express Co. (3-month USD-LIBOR + 0.59%) 2.494% 20184	15,000	15,016
American Express Co. 2.20% 2020	25,000	24,502
Banco Santander, SA 3.70% 20223	15,000	15,040
Bank of America Corp. 3.004% 20233	7,596	7,437
Bank of America Corp. 3.55% 2024	12,000	12,000
Bank of New York Mellon Corp. 2.60% 2022	25,000	24,472
Bank of New York Mellon Corp. 2.20% 2023	5,000	4,736
Bank of New York Mellon Corp. 2.95% 2023	12,500	12,325
Barclays Bank PLC 2.65% 2021	35,000	34,561
Barclays Bank PLC 3.65% 2025	1,250	1,206
Barclays Bank PLC 4.375% 2026	10,000	10,042

Intermediate Bond Fund of America — Page 2 of 17

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
BB&T Corp. 1.45% 2019	$10,000	$9,869
BB&T Corp. (3-month USD-LIBOR + 2.25%) 1.735% 20204	10,000	10,005
BB&T Corp. 2.25% 2020	17,500	17,285
BB&T Corp. 2.625% 2022	15,000	14,746
Berkshire Hathaway Finance Corp. 1.30% 2019	15,000	14,780
Berkshire Hathaway Inc. 2.20% 2021	2,500	2,460
BNP Paribas 5.00% 2021	8,000	8,412
BNP Paribas 3.375% 20253	8,725	8,461
BPCE SA group 5.70% 20233	2,245	2,430
BPCE SA group 5.15% 20243	5,300	5,578
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.734% 20193,4,5,6,7	4,408	4,408
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.734% 20193,4,5,6,7	1,007	1,007
CBOE Holdings, Inc. 1.95% 2019	12,600	12,475
Citigroup Inc. 3.142% 2023	20,950	20,816
Cooperatieve Rabobank U.A. 2.75% 2023	37,500	36,572
Crédit Agricole SA 4.375% 20253	3,025	3,055
Credit Suisse Group AG 3.00% 2021	10,500	10,446
Credit Suisse Group AG 3.80% 2022	5,784	5,846
Credit Suisse Group AG 2.997% 20233	17,500	17,039
Credit Suisse Group AG 3.869% 20293	1,675	1,630
Danske Bank AS 2.20% 20203	15,000	14,801
Discover Financial Services 3.35% 2023	10,000	9,941
DNB ASA 2.125% 20203	5,200	5,094
DNB ASA 2.375% 20213	20,000	19,586
Goldman Sachs Group, Inc. 2.875% 2021	12,850	12,755
Goldman Sachs Group, Inc. 5.25% 2021	3,560	3,796
Goldman Sachs Group, Inc. 2.905% 2023	32,230	31,435
Goldman Sachs Group, Inc. 3.20% 2023	22,292	21,975
Groupe BPCE SA 2.75% 20233	25,000	24,254
HSBC Holdings PLC 4.00% 2022	2,950	3,025
HSBC Holdings PLC 3.033% 2023	11,100	10,889
HSBC Holdings PLC 3.262% 2023	25,000	24,833
HSBC Holdings PLC 4.30% 2026	6,315	6,518
Intesa Sanpaolo SpA 5.017% 20243	9,345	9,339
JPMorgan Chase & Co. 2.25% 2020	5,000	4,954
JPMorgan Chase & Co. 2.55% 2020	5,980	5,926
JPMorgan Chase & Co. 2.604% 2021	47,200	47,070
Lloyds Banking Group PLC 2.907% 2023	20,000	19,350
Metropolitan Life Global Funding I 1.75% 20183	24,560	24,440
Metropolitan Life Global Funding I 2.30% 20193	4,720	4,705
Metropolitan Life Global Funding I 2.00% 20203	830	817
Metropolitan Life Global Funding I 1.95% 20213	17,500	16,859
Metropolitan Life Global Funding I 2.40% 20213	22,500	22,188
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	12,500	12,156
Mitsubishi UFJ Financial Group, Inc. 3.455% 2023	14,000	14,004
Morgan Stanley 3.125% 2023	40,000	39,398
Morgan Stanley 3.125% 2026	6,570	6,238
New York Life Global Funding 1.55% 20183	10,000	9,953
New York Life Global Funding 1.50% 20193	21,365	20,999
New York Life Global Funding 2.10% 20193	17,000	16,973
New York Life Global Funding 1.95% 20203	14,125	13,812
New York Life Global Funding 1.95% 20203	7,200	7,099
New York Life Global Funding 1.70% 20213	30,000	28,703
New York Life Global Funding 2.00% 20213	12,274	11,948

Intermediate Bond Fund of America — Page 3 of 17

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Nordea Bank AB 1.875% 20183	$8,575	$8,557
Nordea Bank AB 1.625% 20193	30,000	29,498
Nordea Bank AB 2.25% 20213	15,000	14,624
PNC Bank 1.70% 2018	25,000	24,863
PNC Bank 2.40% 2019	3,260	3,239
PNC Bank 2.00% 2020	14,250	14,000
PNC Bank 2.50% 2021	25,000	24,703
PNC Financial Services Group, Inc. 2.854% 2022	5,000	4,916
PRICOA Global Funding I 2.45% 20223	5,975	5,803
Rabobank Nederland 2.25% 2019	10,000	9,976
Rabobank Nederland 4.625% 2023	10,000	10,453
Royal Bank of Canada 2.125% 2020	10,000	9,867
Royal Bank of Scotland PLC 3.498% 2023	30,000	29,586
Santander Holdings USA, Inc. 3.40% 20233	10,000	9,790
Skandinaviska Enskilda Banken AB 2.375% 20193	20,000	19,959
Skandinaviska Enskilda Banken AB 1.875% 2021	13,025	12,476
Skandinaviska Enskilda Banken AB 2.625% 2021	20,975	20,705
Skandinaviska Enskilda Banken AB 2.80% 2022	5,800	5,705
Standard Chartered PLC 2.10% 20193	5,000	4,946
Sumitomo Mitsui Banking Corp. 2.784% 2022	19,200	18,776
Sumitomo Mitsui Banking Corp. (3-month USD-LIBOR + 0.74%) 2.471% 20234	14,975	15,006
Svenska Handelsbanken AB 1.625% 2018	12,500	12,500
Svenska Handelsbanken AB 1.50% 2019	1,380	1,358
Svenska Handelsbanken AB 2.25% 2019	18,858	18,755
Swedbank AB 2.375% 20193	20,000	19,975
Swedbank AB 2.20% 20203	29,599	29,173
Swedbank AB 2.80% 20223	15,000	14,780
Toronto-Dominion Bank 1.45% 2018	10,000	9,958
Toronto-Dominion Bank 1.90% 2019	10,000	9,886
Toronto-Dominion Bank 2.55% 2021	20,000	19,825
UniCredit SPA 3.75% 20223	13,650	13,631
Unum Group 5.625% 2020	1,100	1,169
US Bancorp. 2.00% 2020	1,000	987
US Bancorp. 2.05% 2020	20,000	19,626
US Bancorp. 2.85% 2023	20,000	19,727
Wells Fargo & Co. 2.15% 2019	25,000	24,746
Wells Fargo & Co. 2.55% 2020	6,525	6,448
Wells Fargo & Co. 2.60% 2021	30,000	29,653
Wells Fargo & Co. 2.625% 2022	20,700	20,121
Wells Fargo & Co. 3.584% 2028	7,829	7,639
		1,509,056
Health care 3.40%
Abbott Laboratories 2.35% 2019	25,000	24,880
Abbott Laboratories 2.90% 2021	25,000	24,811
AbbVie Inc. 1.80% 2018	18,000	17,984
AbbVie Inc. 2.50% 2020	7,835	7,770
AbbVie Inc. 2.30% 2021	11,500	11,235
AbbVie Inc. 3.60% 2025	625	618
AbbVie Inc. 3.20% 2026	18,050	17,277
Allergan PLC 3.00% 2020	15,355	15,353
Allergan PLC 3.45% 2022	11,400	11,359
Allergan PLC 3.80% 2025	20,500	20,260
Amgen Inc. 1.90% 2019	15,000	14,884

Intermediate Bond Fund of America — Page 4 of 17

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen Inc. 1.85% 2021	$9,495	$9,114
Amgen Inc. 2.65% 2022	15,000	14,663
Amgen Inc. 2.25% 2023	14,550	13,754
AstraZeneca PLC 2.375% 2022	25,750	24,981
Baxalta Inc. 4.00% 2025	4,990	4,972
Becton, Dickinson and Co. 2.894% 2022	650	634
Biogen Inc. 2.90% 2020	14,200	14,179
Biogen Inc. 3.625% 2022	5,314	5,383
Boston Scientific Corp. 3.375% 2022	2,000	1,996
Celgene Corp 3.25% 2023	22,490	22,296
Eli Lilly and Co. 1.25% 2018	700	700
EMD Finance LLC 1.70% 20183	18,900	18,899
EMD Finance LLC 2.40% 20203	24,045	23,789
EMD Finance LLC 2.95% 20223	6,365	6,281
EMD Finance LLC 3.25% 20253	1,850	1,808
Gilead Sciences, Inc. 1.85% 2019	20,655	20,429
GlaxoSmithKline Capital Inc. 5.65% 2018	5,000	5,036
Johnson & Johnson 2.625% 2025	18,035	17,482
Medtronic, Inc. 1.70% 2019	50,000	49,590
Novartis AG 5.125% 2019	6,500	6,652
Roche Holdings, Inc. (3-month USD-LIBOR + 0.34%) 2.033% 20193,4	8,500	8,527
Roche Holdings, Inc. 2.25% 20193	375	373
Roche Holdings, Inc. 2.875% 20213	3,025	3,024
Roche Holdings, Inc. 1.75% 20223	14,665	14,031
Roche Holdings, Inc. 3.35% 20243	15,325	15,384
Roche Holdings, Inc. 3.00% 20253	1,710	1,668
Shire PLC 1.90% 2019	16,360	16,113
Shire PLC 2.40% 2021	34,980	33,810
Shire PLC 2.875% 2023	14,100	13,500
UnitedHealth Group Inc. 2.125% 2021	2,000	1,957
Zimmer Holdings, Inc. 2.00% 2018	6,125	6,124
Zimmer Holdings, Inc. 2.70% 2020	14,685	14,576
Zimmer Holdings, Inc. 3.15% 2022	1,205	1,187
		559,343
Consumer discretionary 3.16%
Amazon.com, Inc. 3.30% 2021	19,500	19,810
Amazon.com, Inc. 2.40% 20233	20,000	19,331
Amazon.com, Inc. 2.80% 20243	9,000	8,727
Amazon.com, Inc. 3.15% 20273	15,000	14,489
American Honda Finance Corp. 2.65% 2021	25,000	24,904
American Honda Finance Corp. 2.60% 2022	12,000	11,753
Bayerische Motoren Werke AG 1.45% 20193	20,000	19,648
Bayerische Motoren Werke AG 2.15% 20203	10,000	9,879
Daimler Finance NA LLC 2.70% 20203	7,500	7,449
DaimlerChrysler North America Holding Corp. 2.375% 20183	7,000	7,000
DaimlerChrysler North America Holding Corp. 1.50% 20193	15,000	14,755
DaimlerChrysler North America Holding Corp. 2.00% 20213	6,100	5,883
DaimlerChrysler North America Holding Corp. 2.20% 2021	5,600	5,404
DaimlerChrysler North America Holding Corp. 2.30% 20213	17,500	17,140
DaimlerChrysler North America Holding Corp. 3.00% 20213	45,000	44,984
Ford Motor Co. 4.346% 2026	15,000	14,807
Ford Motor Credit Co. 2.943% 2019	15,000	15,038
Ford Motor Credit Co. 3.20% 2021	4,150	4,125

Intermediate Bond Fund of America — Page 5 of 17

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 3.339% 2022	$5,110	$5,038
General Motors Co. 4.20% 2027	7,500	7,389
General Motors Financial Co. 4.30% 2025	3,825	3,841
Hyundai Capital America 2.55% 20203	12,190	12,022
Hyundai Capital America 2.75% 20203	32,950	32,551
Hyundai Capital America 3.25% 20223	15,008	14,751
Hyundai Capital Services Inc. 2.625% 20203	2,090	2,057
McDonald’s Corp. 2.75% 2020	1,850	1,849
McDonald’s Corp. 2.625% 2022	5,395	5,307
Newell Rubbermaid Inc. 3.15% 2021	1,753	1,736
Newell Rubbermaid Inc. 3.85% 2023	19,575	19,503
Nissan Motor Co., Ltd. 2.60% 20223	10,000	9,698
RCI Banque 3.50% 20183	5,000	5,005
Starbucks Corp. 2.20% 2020	21,760	21,555
Starbucks Corp. 3.10% 2023	44,600	44,555
Toyota Motor Credit Corp. 1.55% 2019	20,200	19,921
Toyota Motor Credit Corp. 2.15% 2020	2,000	1,981
Toyota Motor Credit Corp. 2.15% 2022	7,600	7,319
Toyota Motor Credit Corp. 2.70% 2023	18,775	18,574
Volkswagen International Finance NV 2.125% 20183	10,000	9,977
Walt Disney Co. 2.45% 2022	10,000	9,830
		519,585
Utilities 3.04%
American Electric Power Co., Inc. 2.15% 2020	17,900	17,574
Berkshire Hathaway Energy Co. 2.40% 2020	10,500	10,436
Berkshire Hathaway Energy Co. 2.375% 20213	18,275	18,042
Centerpoint Energy, Inc., 2.50% 2022	7,515	7,265
Consolidated Edison, Inc. 2.00% 2020	11,850	11,694
Consumers Energy Co. 2.85% 2022	7,500	7,457
Dominion Gas Holdings LLC 2.50% 2019	2,975	2,954
Duke Energy Carolinas, Inc. 3.05% 2023	26,450	26,364
Duke Energy Corp. 3.95% 2023	490	503
Duke Energy Corp. 3.75% 2024	8,200	8,298
Duke Energy Corp. 2.65% 2026	2,700	2,484
Duke Energy Corp. 3.15% 2027	2,500	2,371
E.ON International Finance BV 5.80% 20183	13,000	13,073
Edison International 2.125% 2020	18,000	17,715
Edison International 2.40% 2022	13,525	13,016
Enel Finance International SA 2.75% 20233	14,375	13,911
Enersis Américas SA 4.00% 2026	865	855
Entergy Corp. 4.00% 2022	4,000	4,101
Entergy Louisiana, LLC 3.30% 2022	1,679	1,689
Eversource Energy 2.50% 2021	16,225	15,998
Eversource Energy 2.375% 2022	1,414	1,369
Exelon Corp. 2.45% 2021	12,840	12,610
Exelon Corp. 3.497% 2022	2,185	2,184
FirstEnergy Corp., Series B, 4.25% 2023	13,550	13,961
Iberdrola Finance Ireland 5.00% 20193	5,000	5,162
MidAmerican Energy Holdings Co. 2.00% 2018	14,350	14,319
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	2,025	2,002
National Rural Utilities Cooperative Finance Corp. 2.90% 2021	27,950	27,914
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	15,750	15,448
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,000	10,174

Intermediate Bond Fund of America — Page 6 of 17

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
NextEra Energy, Inc. 1.649% 2018	$7,500	$7,461
Niagara Mohawk Power Corp. 3.508% 20243	6,055	6,081
Pacific Gas and Electric Co. 3.85% 2023	12,220	12,362
Pacific Gas and Electric Co. 3.30% 20273	5,275	4,982
Public Service Co. of Colorado 5.80% 2018	2,250	2,281
Public Service Co. of Colorado 2.25% 2022	7,000	6,758
Public Service Enterprise Group Inc. 1.60% 2019	25,355	24,878
Public Service Enterprise Group Inc. 3.50% 2020	15,467	15,709
Public Service Enterprise Group Inc. 2.00% 2021	8,249	7,884
Public Service Enterprise Group Inc. 2.65% 2022	12,500	12,168
Puget Energy, Inc. 6.50% 2020	3,000	3,286
Southern California Edison Co. 2.90% 2021	42,500	42,482
Southern California Edison Co. 1.845% 20227	2,614	2,570
State Grid Overseas Investment Ltd. 2.75% 20223	30,000	29,279
Teco Finance, Inc. 5.15% 2020	3,000	3,121
Virginia Electric and Power Co. 2.95% 2022	4,662	4,649
Virginia Electric and Power Co., Series B, 3.45% 2022	1,334	1,356
Xcel Energy Inc. 2.60% 2022	13,000	12,722
		500,972
Consumer staples 2.25%
Altria Group, Inc. 2.625% 2020	4,775	4,762
Altria Group, Inc. 4.75% 2021	4,000	4,214
Anheuser-Busch InBev NV 2.65% 2021	21,000	20,819
Anheuser-Busch InBev NV 3.65% 2026	10,000	9,927
British American Tobacco PLC 2.297% 20203	23,400	22,989
British American Tobacco PLC 2.764% 20223	46,740	45,454
Coca-Cola Co. 2.20% 2022	2,500	2,427
Colgate-Palmolive Co. 2.25% 2022	21,700	21,087
Constellation Brands, Inc. 2.65% 2022	13,500	13,063
Constellation Brands, Inc. 3.20% 2023	11,470	11,340
Costco Wholesale Corp. 2.15% 2021	2,500	2,452
Costco Wholesale Corp. 2.30% 2022	23,770	23,173
Molson Coors Brewing Co. 1.90% 2019	3,450	3,422
Molson Coors Brewing Co. 2.25% 2020	1,275	1,260
PepsiCo, Inc. 2.00% 2021	1,750	1,710
PepsiCo, Inc. 2.25% 2022	1,500	1,459
Philip Morris International Inc. 1.875% 2019	2,400	2,386
Philip Morris International Inc. 2.00% 2020	3,915	3,858
Philip Morris International Inc. 2.90% 2021	8,850	8,805
Philip Morris International Inc. 2.375% 2022	35,175	33,943
Philip Morris International Inc. 2.50% 2022	20,000	19,375
Philip Morris International Inc. 2.625% 2022	1,140	1,117
Procter & Gamble Co. 1.75% 2019	25,000	24,751
Reckitt Benckiser Group PLC 2.375% 20223	15,025	14,391
Reynolds American Inc. 2.30% 2018	2,645	2,644
Reynolds American Inc. 3.25% 2020	7,355	7,381
Reynolds American Inc. 4.00% 2022	960	981
Reynolds American Inc. 4.45% 2025	10,940	11,280
Unilever Capital Corp. 1.375% 2021	15,000	14,296
Wal-Mart Stores, Inc. 1.75% 2019	25,000	24,730

Intermediate Bond Fund of America — Page 7 of 17

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Wal-Mart Stores, Inc. 2.35% 2022	$2,500	$2,438
WM. Wrigley Jr. Co 3.375% 20203	9,106	9,221
		371,155
Energy 1.61%
Baker Hughes, a GE Co. 2.773% 2022	35,000	34,217
Canadian Natural Resources Ltd. 2.95% 2023	605	592
Canadian Natural Resources Ltd. 3.85% 2027	5,000	4,912
Cenovus Energy Inc. 4.25% 2027	10,000	9,791
Chevron Corp. 1.561% 2019	3,700	3,666
Chevron Corp. 2.10% 2021	17,500	17,104
Chevron Corp. 2.498% 2022	15,105	14,872
Enbridge Inc. 2.90% 2022	28,951	28,097
Enbridge Inc. 4.00% 2023	5,660	5,787
Enbridge Inc. 4.25% 2026	980	988
Energy Transfer Partners, LP 4.00% 2027	7,250	6,919
Exxon Mobil Corp. 2.222% 2021	15,000	14,750
Kinder Morgan Energy Partners, LP 3.50% 2021	6,190	6,219
Kinder Morgan, Inc. 3.05% 2019	3,785	3,789
Kinder Morgan, Inc. 3.15% 2023	35,000	34,304
Kinder Morgan, Inc. 4.30% 2025	7,325	7,410
Pemex Project Funding Master Trust 5.75% 2018	9,230	9,230
Petróleos Mexicanos 5.35% 20283	22,500	22,219
Schlumberger BV 3.625% 20223	1,750	1,775
Schlumberger BV 4.00% 20253	6,160	6,255
Shell International Finance BV 2.125% 2020	7,605	7,514
Shell International Finance BV 1.875% 2021	20,000	19,350
Statoil ASA 2.75% 2021	2,120	2,108
Williams Partners LP 4.30% 2024	3,750	3,849
		265,717
Industrials 1.40%
3M Co. 2.25% 2023	36,654	35,567
Airbus Group SE 2.70% 20233	890	872
Boeing Co. 2.80% 2023	24,455	24,215
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 20227	139	150
ERAC USA Finance Co. 2.70% 20233	25,000	23,956
Harris Corp. 1.999% 2018	6,800	6,797
Honeywell International Inc. 1.85% 2021	12,500	12,052
Lockheed Martin Corp. 1.85% 2018	1,685	1,681
Lockheed Martin Corp. 2.50% 2020	3,460	3,430
Northrop Grumman Corp., 2.55% 2022	10,000	9,676
PACCAR Inc. 1.65% 2021	5,000	4,793
Rockwell Collins, Inc. 2.80% 2022	11,215	10,975
Siemens AG 1.30% 20193	40,000	39,199
Siemens AG 2.15% 20203	2,000	1,976
Siemens AG 2.70% 20223	20,000	19,727
Union Pacific Corp. 5.70% 2018	5,900	5,983
United Parcel Service, Inc., 2.50% 2023	30,000	29,116
		230,165

Intermediate Bond Fund of America — Page 8 of 17

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate 1.15%	Principal amount (000)	Value (000)
American Campus Communities, Inc. 3.35% 2020	$10,000	$10,111
American Campus Communities, Inc. 3.75% 2023	6,580	6,603
American Campus Communities, Inc. 4.125% 2024	17,225	17,519
Boston Properties, Inc. 3.20% 2025	15,000	14,569
Essex Portfolio LP 3.375% 2026	3,015	2,923
Kimco Realty Corp. 3.20% 2021	11,085	11,119
Kimco Realty Corp. 3.30% 2025	10,000	9,645
Public Storage 2.37% 2022	8,000	7,760
Scentre Group 2.375% 20213	20,430	19,905
Scentre Group 3.25% 20253	1,500	1,438
Scentre Group 3.50% 20253	3,000	2,949
Simon Property Group, LP 2.35% 2022	15,000	14,604
Simon Property Group, LP 2.75% 2023	15,000	14,621
WEA Finance LLC 2.70% 20193	8,885	8,872
WEA Finance LLC 3.25% 20203	16,675	16,839
WEA Finance LLC 3.75% 20243	7,790	7,845
Westfield Corp. Ltd. 3.15% 20223	21,945	21,798
		189,120
Information technology 1.05%
Apple Inc. 2.00% 2020	30,000	29,522
Apple Inc. 2.90% 2027	4,060	3,847
Apple Inc. 2.50% 2022	6,495	6,394
Microsoft Corp. 1.10% 2019	9,330	9,167
Microsoft Corp. 1.55% 2021	21,155	20,291
Microsoft Corp. 2.40% 2022	28,420	27,935
Oracle Corp. 1.90% 2021	12,500	12,087
Oracle Corp. 2.625% 2023	47,000	45,875
Visa Inc. 2.15% 2022	15,000	14,438
Visa Inc. 2.80% 2022	4,000	3,952
		173,508
Telecommunication services 0.41%
AT&T Inc. 3.20% 2022	6,480	6,446
AT&T Inc. 3.40% 2024	16,178	16,088
AT&T Inc. 3.90% 2027	4,005	3,981
Deutsche Telekom International Finance BV 1.95% 20213	2,406	2,314
Deutsche Telekom International Finance BV 2.82% 20223	21,794	21,423
Verizon Communications Inc. 2.946% 2022	17,217	17,001
		67,253
Materials 0.03%
Georgia-Pacific Corp. 2.539% 20193	2,500	2,490
Praxair, Inc. 3.00% 2021	1,800	1,807
Praxair, Inc. 2.20% 2022	500	484
		4,781
Total corporate bonds & notes		4,390,655
Mortgage-backed obligations 9.21% Federal agency mortgage-backed obligations 8.37%
Fannie Mae 9.110% 20267	18	20
Fannie Mae 3.00% 20277	13,047	13,073
Fannie Mae 3.00% 20287	9,256	9,276

Intermediate Bond Fund of America — Page 9 of 17

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.00% 20327	$47,447	$47,317
Fannie Mae 3.00% 20327	46,495	46,358
Fannie Mae 3.00% 20327	39,520	39,412
Fannie Mae 3.00% 20337,8	215,000	214,127
Fannie Mae 3.00% 20337,8	47,050	46,798
Fannie Mae 3.50% 20337,8	94,200	95,642
Fannie Mae 3.50% 20337,8	17,000	17,287
Fannie Mae 3.50% 20347	520	528
Fannie Mae 6.50% 20347	529	589
Fannie Mae 4.00% 20367	2,563	2,657
Fannie Mae 4.00% 20367	175	181
Fannie Mae 3.50% 20377	72,899	73,876
Fannie Mae 7.00% 20377	89	99
Fannie Mae 6.50% 20397	475	540
Fannie Mae 5.50% 20407	500	544
Fannie Mae 5.50% 20407	388	424
Fannie Mae 3.50% 20467	66,133	66,176
Fannie Mae 4.50% 20467	2,374	2,490
Fannie Mae 4.00% 20477	38,789	39,964
Fannie Mae 4.00% 20477	5,769	5,944
Fannie Mae 4.00% 20477	5,388	5,532
Fannie Mae 4.50% 20477	46,787	49,143
Fannie Mae 4.50% 20487,8	40,700	42,568
Fannie Mae, Series 2001-4, Class GA, 9.226% 20254,7	24	26
Fannie Mae, Series 2001-4, Class NA, 9.251% 20254,7	6	7
Fannie Mae, Series 2002-W7, Class A5, 7.50% 20297	241	278
Fannie Mae, Series 2001-20, Class D, 11.015% 20314,7	—9	—9
Fannie Mae, Series 2001-T10, Class A1, 7.00% 20417	89	102
Fannie Mae, Series 2002-W3, Class A5, 7.50% 20417	347	398
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 20367	656	600
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 20377	1,712	1,552
Freddie Mac 3.00% 20337,8	50,000	49,782
Freddie Mac 4.00% 20367	4,041	4,197
Freddie Mac 4.00% 20367	1,348	1,400
Freddie Mac 3.50% 20377	26,754	27,129
Freddie Mac 4.00% 20377	11,207	11,608
Freddie Mac 6.00% 20377	681	768
Freddie Mac 6.00% 20377	124	140
Freddie Mac 5.00% 20417	353	380
Freddie Mac 4.50% 20467	1,773	1,866
Freddie Mac 4.50% 20467	763	801
Freddie Mac 4.50% 20467	327	344
Freddie Mac 3.50% 20477	19,735	19,761
Freddie Mac 4.50% 20477	9,727	10,228
Freddie Mac 4.50% 20477	7,342	7,706
Freddie Mac 4.00% 20487,8	85,600	87,553
Freddie Mac Pool #760014 2.976% 20454,7	13,367	13,354
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 1.988% 20234,7	9	9
Freddie Mac, Series 2626, Class NG, 3.50% 20237	1	1
Freddie Mac, Series T-041, Class 3A, 7.50% 20324,7	215	225
Freddie Mac, Series K050, Class A2, Multi Family 3.334% 20254,7	40,000	40,544
Freddie Mac, Series K057, Class A2, Multi Family 2.57% 20267	20,200	19,301
Freddie Mac, Series K062, Class A2, Multi Family 3.413% 20267	39,010	39,510
Freddie Mac, Series K066, Class A2, Multi Family 3.117% 20277	10,305	10,187

Intermediate Bond Fund of America — Page 10 of 17

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K067, Class A2, Multi Family 3.194% 20277	$24,625	$24,484
Freddie Mac, Series K069, Class A2, Multi Family 3.187% 20277	10,260	10,183
Freddie Mac, Series K064, Class A2, Multi Family 3.224% 20274,7	9,705	9,688
Freddie Mac, Series K068, Class A2, Multi Family 3.244% 20277	6,900	6,887
Freddie Mac, Series K070, Class A2, Multi Family 3.303% 20277	8,735	8,751
Freddie Mac, Series K063, Class A2, Multi Family 3.43% 20277	10,040	10,181
Freddie Mac, Series K072, Class A2, Multi Family 3.444% 20277	9,500	9,626
Freddie Mac, Series K073, Class A2, Multi Family 3.35% 20287	9,286	9,329
Freddie Mac, Series K726, Class A2, Multi Family 2.905% 20497	31,580	31,377
Freddie Mac, Series 3171, Class MO, principal only, 0% 20367	1,515	1,374
Freddie Mac, Series 3213, Class OG, principal only, 0% 20367	837	747
Freddie Mac, Series 3292, Class BO, principal only, 0% 20377	184	158
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.25% 20564,7	18,223	17,709
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.25% 20567	15,931	15,462
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20567	14,744	14,396
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 20577	1,147	1,100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20577	883	879
Government National Mortgage Assn. 4.50% 20427	18	19
Government National Mortgage Assn. 4.50% 20457	3,967	4,175
Government National Mortgage Assn. 4.50% 20457	1,967	2,068
Government National Mortgage Assn. 4.50% 20457	1,394	1,466
Government National Mortgage Assn. 4.50% 20457	440	463
Government National Mortgage Assn. 3.00% 20477	7,377	7,223
Government National Mortgage Assn. 3.00% 20477	6,884	6,741
Government National Mortgage Assn. 4.50% 20487,8	6,850	7,115
Government National Mortgage Assn. 4.50% 20487,8	6,700	6,965
		1,378,888
Collateralized mortgage-backed (privately originated) 0.84%
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.571% 20244,7	121	121
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 20327	140	157
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 20327	134	148
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 20337	216	233
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 20337	459	496
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.321% 20273,4,7	18,896	18,884
Finance of America Structured Securities Trust, Series 2017-HB1, Class M1, 2.840% 20273,4,5,7	8,570	8,489
Finance of America Structured Securities Trust, Series 2017-HB1, Class M2, 3.165% 20273,4,7	1,000	998
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 20583,4,7	3,302	3,280
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 20273,7	4,228	4,218
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038% 20273,7	17,641	17,617
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.815% 20273,7	4,965	4,974
PMT Loan Trust, Series 2013-J1, Class A6, 3.50% 20433,4,7	326	326
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20483,4,7	20,510	20,832
Station Place Securitization Trust, Series 2017-LD1, Class A, (1-month USD-LIBOR + 0.80%) 2.421% 20503,4,7	28,005	27,943
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20563,4,7	1,953	1,940
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.221% 20573,4,7	21,274	21,404
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20573,4,7	6,193	6,124
		138,184
Total mortgage-backed obligations		1,517,072

Intermediate Bond Fund of America — Page 11 of 17

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. 5.61%	Principal amount (000)	Value (000)
Bank Nederlandse Gemeenten NV 1.00% 20183	$36,000	$35,783
Bank Nederlandse Gemeenten NV 1.75% 20203	29,400	28,752
Bank Nederlandse Gemeenten NV 2.375% 20223	10,000	9,842
Belgium (Kingdom of) 1.125% 20193	30,900	30,371
Caisse d’Amortissement de la Dette Sociale 3.375% 20243	9,090	9,273
Canada, Government of 2.50% 2023	24,000	23,659
Council of Europe Development Bank 1.00% 2019	40,000	39,544
European Bank for Reconstruction & Development 1.125% 2020	30,000	29,004
European Investment Bank 1.25% 2019	21,430	20,995
European Investment Bank 1.375% 2021	26,667	25,493
European Investment Bank 2.00% 2022	11,000	10,581
European Investment Bank 2.25% 2022	15,020	14,719
European Stability Mechanism 2.125% 20223	58,322	56,600
Inter-American Development Bank 1.25% 2021	40,000	38,171
International Bank for Reconstruction and Development 1.125% 2019	18,000	17,627
International Bank for Reconstruction and Development 1.375% 2021	40,000	38,302
International Bank for Reconstruction and Development 1.625% 2021	19,500	18,971
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 1.961% 20204	16,552	16,623
Japan Bank for International Cooperation 2.125% 2020	32,200	31,761
Japan Bank for International Cooperation 2.125% 2020	25,000	24,692
Japan Bank for International Cooperation 2.125% 2020	12,700	12,487
Japan Finance Organization for Municipalities 2.625% 20223	13,000	12,755
KfW 1.00% 2018	38,000	37,786
KfW 2.125% 2022	16,655	16,263
KfW 2.375% 2022	15,000	14,867
Landwirtschaftliche Rentenbank 2.00% 2021	28,040	27,329
Lithuania (Republic of) 7.375% 2020	15,000	16,298
Oesterreichische Kontrollbank AG 1.75% 2020	17,435	17,212
Ontario (Province of) 2.55% 2021	30,000	29,803
Poland (Republic of) 6.375% 2019	2,825	2,974
Poland (Republic of) 3.00% 2023	10,000	9,900
Portuguese Republic 5.125% 2024	26,500	28,176
Quebec (Province of) 2.375% 2022	18,999	18,640
Saudi Arabia (Kingdom of) 2.894% 20223	25,000	24,304
Saudi Arabia (Kingdom of) 2.875% 20233	21,645	20,889
Spain (Kingdom of) 4.00% 20183	20,000	20,006
Spain (Kingdom of) 4.00% 2018	20,000	20,006
Sweden (Kingdom of) 1.25% 20213	40,000	38,132
Sweden (Kingdom of) 2.375% 20233	12,135	11,910
Swedish Export Credit Corp. 1.75% 2020	11,000	10,818
United Mexican States 4.15% 2027	12,262	12,259
		923,577
Asset-backed obligations 4.47%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 20193,7	8,360	8,347
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 20193,7	1,667	1,667
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 20203,7	8,935	8,968
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20213,7	10,000	9,943
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 20213,7	9,180	9,091
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 20223,7	8,020	7,988
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class B, 1.82% 20207	8,850	8,841
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58% 20207	1,240	1,242
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73% 20217	1,000	1,002
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.755% 20253,4,7	11,358	11,389

Intermediate Bond Fund of America — Page 12 of 17

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92% 20203,7	$2,779	$2,799
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 20213,7	3,283	3,284
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.732% 20253,4,7	22,330	22,369
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 2.675% 20263,4,7	15,055	15,078
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 20207	6,258	6,240
CarMaxAuto Owner Trust, Series 2014-3, Class A3, 1.16% 20197	471	471
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 20197	501	501
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A4, 1.76% 20193,7	233	233
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A3, 1.91% 20203,7	2,934	2,937
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class B, 2.07% 20213,7	2,000	1,998
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 2.694% 20263,4,7	6,930	6,944
Citi Held For Issuance, Series 2016-PM1, Class A, 4.65% 20253,7	141	141
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.74% 20217	9,000	8,954
Consumer Loan Underlying Bond Credit, Series 2017-NP1, Class A, 2.39% 20233,7	1,812	1,812
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20193,7	1,201	1,203
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 20203,7	8,475	8,451
CPS Auto Receivables Trust, Series 2018-A, Class A, 2.16% 20213,7	15,911	15,879
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 20217	9,315	9,270
Drive Auto Receivables Trust, Series 2017-2, Class A2A, 1.63% 20197	949	948
Drive Auto Receivables Trust, Series 2017-1, Class A2A, 1.67% 20197	495	495
Drive Auto Receivables Trust, Series 2017-BA, Class A3, 1.74% 20193,7	2,915	2,915
Drive Auto Receivables Trust, Series 2017-AA, Class A3, 1.77% 20203,7	1,869	1,869
Drive Auto Receivables Trust, Series 2017-2, Class A3, 1.82% 20207	7,965	7,956
Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.86% 20207	20,000	19,983
Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.20% 20203,7	8,200	8,209
Drive Auto Receivables Trust, Series 2017-AA, Class B, 2.51% 20213,7	6,955	6,961
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 20213,7	446	447
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 20213,7	322	323
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 20213,7	8,560	8,609
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 20213,7	330	331
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 20203,7	938	938
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 20203,7	1,386	1,385
Drivetime Auto Owner Trust, Series 2017-3A, Class A, 1.73% 20203,7	1,630	1,627
Drivetime Auto Owner Trust, Series 2017-4A, Class A, 1.85% 20203,7	9,315	9,287
Drivetime Auto Owner Trust, Series 2016-4A, Class B, 2.02% 20203,7	5,121	5,117
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 20213,7	8,450	8,443
Drivetime Auto Owner Trust, Series 2017-3A, Class B, 2.40% 20213,7	19,760	19,680
Drivetime Auto Owner Trust, Series 2017-4A, Class B, 2.44% 20213,7	12,150	12,108
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 20223,7	5,577	5,545
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + 0.98%) 2.702% 20253,4,7	13,770	13,799
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20223,7	4,573	4,557
Exeter Automobile Receivables Trust, Series 2015-1A, Class B, 2.84% 20203,7	4,816	4,824
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 20203,7	3,869	3,909
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 20213,7	6,501	6,471
Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.21% 20213,7	36,856	36,772
First Investors Auto Owner Trust, Series 2014-2A, Class B, 2.20% 20203,7	4,153	4,153
First Investors Auto Owner Trust, Series 2014-2A, Class C, 2.70% 20203,7	9,630	9,616
First Investors Auto Owner Trust, Series 2014-1A, Class C, 2.74% 20203,7	6,178	6,180
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 20213,7	2,077	2,069
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 20213,7	11,043	10,995
First Investors Auto Owner Trust, Series 2017-3, Class A1, 2.00% 20223,7	4,295	4,273
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20313,7	59,225	58,851
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 20217	10,000	9,867
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2013-1A, Class A2, 1.83% 20193,7	16,000	15,970
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35% 20407	536	542

Intermediate Bond Fund of America — Page 13 of 17

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
North End CLO Ltd., CLO, Series 2013-1A, Class A (3-month USD-LIBOR + 1.15%) 2.881% 20253,4,7	$1,333	$1,337
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 20253,7	3,215	3,217
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 20374,7	839	796
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 20374,7	2,200	2,087
Santander Drive Auto Receivables Trust, Series 2016-3, Class A2, 1.34% 20197	31	31
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 20197	3,562	3,563
Santander Drive Auto Receivables Trust, Series 2015-3, Class B, 2.07% 20207	281	281
Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13% 20207	967	967
Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.26% 20207	1,664	1,664
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46% 20207	3,640	3,642
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 20207	10,634	10,641
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 20207	6,085	6,092
Santander Drive Auto Receivables Trust, Series 2014-3, Class D, 2.65% 20207	1,000	1,002
Santander Drive Auto Receivables Trust, Series 2016-2, Class B, 2.08% 20217	1,775	1,772
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 20217	7,000	6,974
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 20217	14,809	14,821
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20217	1,290	1,289
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 20217	12,706	12,739
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 20217	7,000	7,031
Santander Drive Auto Receivables Trust, Series 2014-5, Class D, 3.21% 20217	1,000	1,007
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 20227	2,500	2,493
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20227	17,506	17,580
SLM Private Credit Student Loan Trust, Series 2008-3, Class A3, (3-month USD-LIBOR + 1.00%) 2.745% 20214,7	180	182
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 2.495% 20234,7	4,490	4,501
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 2.645% 20234,7	6,000	6,034
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, (3-month USD-LIBOR + 1.10%) 2.845% 20234,7	4,869	4,922
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 3.245% 20234,7	5,909	6,051
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD-LIBOR + 0.99%) 2.710% 20253,4,7	12,164	12,185
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.752% 20253,4,7	29,779	29,833
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 20213,7	10,000	9,888
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20213,7	10,000	9,911
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 2.672% 20263,4,7	18,170	18,217
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 20203,7	22,950	22,885
Westlake Automobile Receivables Trust, Series 2018-1A, Class A2A, 2.24% 20203,7	7,365	7,351
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 20253,7	1,768	1,760
World Financial Network Credit Card Master Note Trust, Series 2016-B, Class A, 1.44% 20227	7,300	7,271
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 20207	428	427
		735,510
Federal agency bonds & notes 0.92%
Fannie Mae 1.875% 2018	25,110	25,100
Fannie Mae 1.25% 2021	15,300	14,660
Fannie Mae 2.125% 2026	24,820	23,274
Federal Home Loan Bank 1.75% 2018	89,000	88,783
		151,817
Municipals 0.22% Illinois 0.10%
G.O. Bonds, Pension Funding Series 2003, 5.10% 20337	16,750	15,819

Intermediate Bond Fund of America — Page 14 of 17

unaudited

Bonds, notes & other debt instruments Municipals (continued) New Jersey 0.05%	Principal amount (000)	Value (000)
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	$7,500	$7,443
Florida 0.04%
State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	7,175	7,144
Washington 0.03%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	5,500	5,487
		35,893
Total bonds, notes & other debt instruments (cost: $16,339,913,000)		16,058,867
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative3	4,000	2,408
Total preferred securities (cost: $3,985,000)		2,408
Short-term securities 5.70%	Principal amount (000)
Army and Air Force Exchange Service 1.50% due 3/13/20183	$25,000	24,987
CAFCO, LLC 1.75% due 3/21/20183	23,500	23,478
Ciesco LLC 1.75%–1.85% due 4/2/2018–7/16/20183	62,100	61,858
Cisco Systems, Inc. 1.60% due 3/6/20183	15,000	14,996
Estée Lauder Companies Inc. 1.45% due 3/5/20183	25,000	24,995
ExxonMobil Corp. 1.53% due 3/27/2018	50,000	49,941
Federal Home Loan Bank 1.31%–1.60% due 3/2/2018–4/26/2018	350,100	349,641
Freddie Mac 1.40% due 3/20/2018	100,000	99,920
Hershey Co. 1.55% due 3/19/20183	17,234	17,220
Mizuho Bank, Ltd. 1.42% due 3/7/20183	25,000	24,993
PepsiCo Inc. 1.48%–1.55% due 3/12/2018–4/4/20183	61,000	60,915
U.S. Treasury Bills 1.54% due 4/12/2018	35,000	34,938
United Parcel Service Inc. 1.30%–1.45% due 3/1/2018–3/21/20183	75,000	74,975
Wal-Mart Stores, Inc. 1.55% due 3/12/20183	75,000	74,962
Total short-term securities (cost: $937,888,000)		937,819
Total investment securities 103.25% (cost: $17,281,786,000)		16,999,094
Other assets less liabilities (3.25)%		(535,542)
Net assets 100.00%		$16,463,552

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount10 (000)	Value at 2/28/201811 (000)	Unrealized appreciation (depreciation) at 2/28/2018 (000)
10 Year U.S. Treasury Note Futures	Long	96	June 2018	$9,600	$11,525	$14
20 Year U.S. Treasury Bond Futures	Short	40	June 2018	(4,000)	(5,738)	(5)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,302	June 2018	(130,200)	(202,949)	(1,067)
10 Year Ultra U.S. Treasury Note Futures	Short	1,645	June 2018	(164,500)	(210,663)	(375)

Intermediate Bond Fund of America — Page 15 of 17

unaudited

Contracts	Type	Number of contracts	Expiration	Notional amount10 (000)	Value at 2/28/201811 (000)	Unrealized appreciation (depreciation) at 2/28/2018 (000)
5 Year U.S. Treasury Note Futures	Long	34,981	July 2018	$3,498,100	$3,985,374	$(4,520)
2 Year U.S. Treasury Note Futures	Long	5,220	July 2018	1,044,000	1,109,087	(534)
90 Day Euro Dollar Futures	Short	3,200	March 2019	(800,000)	(779,080)	1,617
90 Day Euro Dollar Futures	Short	2,900	December 2019	(725,000)	(704,337)	502
						$(4,368)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/28/2018 (000)
3-month USD-LIBOR	1.7667%	11/14/2026	$35,000	$2,968	$—	$2,968
3-month USD-LIBOR	2.258%	12/5/2026	75,000	3,525	—	3,525
3-month USD-LIBOR	2.4705%	12/19/2026	80,000	2,436	—	2,436
3-month USD-LIBOR	2.331%	1/26/2027	50,000	2,091	—	2,091
3-month USD-LIBOR	2.4605%	1/30/2027	75,000	2,362	—	2,362
3-month USD-LIBOR	2.2955%	10/2/2027	75,000	3,677	—	3,677
3-month USD-LIBOR	2.4275%	10/31/2027	68,700	2,597	—	2,597
3-month USD-LIBOR	2.4515%	12/21/2027	35,000	1,292	—	1,292
3-month USD-LIBOR	2.8715%	2/6/2028	72,000	29	—	29
3-month USD-LIBOR	2.9265%	2/16/2028	69,500	(302)	—	(302)
3-month USD-LIBOR	2.5595%	5/11/2037	35,000	2,153	—	2,153
3-month USD-LIBOR	2.482%	7/3/2037	35,000	2,587	—	2,587
3-month USD-LIBOR	2.556%	11/3/2037	38,000	2,411	—	2,411
3-month USD-LIBOR	3.238%	8/8/2044	15,000	(805)	—	(805)
3-month USD-LIBOR	2.7045%	1/2/2045	41,000	2,007	—	2,007
3-month USD-LIBOR	2.454%	1/15/2045	24,000	2,336	—	2,336
3-month USD-LIBOR	2.58245%	11/5/2045	120,000	8,803	—	8,803
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	788	—	788
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	1,501	—	1,501
3-month USD-LIBOR	2.59125%	12/16/2045	36,000	2,593	—	2,593
U.S. EFFR	2.166%	10/23/2047	20,000	1,583	—	1,583
U.S. EFFR	2.172%	11/8/2047	50,000	3,898	—	3,898
U.S. EFFR	2.145%	11/9/2047	61,400	5,133	—	5,133
U.S. EFFR	2.153%	11/10/2047	61,500	5,038	—	5,038
U.S. EFFR	2.155%	11/10/2047	34,550	2,816	—	2,816
U.S. EFFR	2.17%	11/13/2047	62,550	4,903	—	4,903
U.S. EFFR	2.5635%	2/12/2048	105,651	(421)	—	(421)
					$—	$67,999

Intermediate Bond Fund of America — Page 16 of 17

unaudited

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 2/28/2018 (000)	Upfront payments (000)	Unrealized appreciation at 2/28/2018 (000)
CDX.NA.IG.29	1.00%/Quarterly	12/20/2022	$800,000	$(15,635)	$(16,788)	$1,153

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	A portion of this security was pledged as collateral. The total value of pledged collateral was $157,999,000, which represented .96% of the net assets of the fund.
2	Index-linked bond whose principal amount moves with a government price index.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,649,797,000, which represented 16.09% of the net assets of the fund.
4	Coupon rate may change periodically.
5	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $13,904,000, which represented .08% of the net assets of the fund.
6	Value determined using significant unobservable inputs.
7	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8	Purchased on a TBA basis.
9	Amount less than one thousand.
10	Notional amount is calculated based on the number of contracts and notional contract size.
11	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
Auth. = Authority
CLO = Collateralized Loan Obligations
EFFR = Federal Funds Effective Rate
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-023-0418O-S60641	Intermediate Bond Fund of America — Page 17 of 17

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: April 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: April 30, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 30, 2018